Equity-Based Compensation (Details) - Schedule of weighted average grant date fair value under the plan - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 30, 2019
Schedule of weighted average grant date fair value under the plan [Abstract]
Options nonvested, beginning Balance		$ 431
Weighted-Average Grant-Date Fair Value, beginning Balance		$ 0.38
Options,granted (in Shares)	5,478,000	34,000
Weighted-Average Grant-Date Fair Value, granted	$ 1.19
Options vested (in Shares)	1,878,000	174,000
Weighted-Average Grant-Date Fair Value, vested	$ 1.17	$ 0.53
Options nonvested, Ending Balance	3,644	247
Weighted-Average Grant-Date Fair Value, Ending Balance	$ 1.19	$ 0.21